UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       November 2, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           ___________

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      173,431(x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER             TITLE   CUSIP     VALUE X1000  SHARES       INV.  OTHE  VOTING AUTH
                            OF                                        DISC.  R
                           CLASS                                             MGR
                                                                                   SOLE
Berkshire Hathaway         Commo 846701086   $2,203        23          Sole         23
                             n
Buffalo Gold               Commo 11953Q106   $315          160,000     Sole         160,000
                             n       3
Canadian Superior Energy   Commo 136644101   $4,385                    Sole         2,260,500
                             n                            2,260,500
Candela Corporation        Commo 136907102   $5,518        505,800     Sole         505,800
                             n       2
Career Ed Corp             Commo 141665109   $9,355        415,967     Sole         415,967
                             n       9
Chesapeake Energy Corp     Commo 165167107   $309          10,675      Sole         10,675
                             n
Constellation Copper       Commo 1036T2092   $7,006                    Sole         4,895,965
Corporation                  n                            4,895,965
Energy Transfer Partners   Commo 9273R1095   $3,213        69,341      Sole         69,341
                             n
Enterprise Products        Commo 937921078   $2,782        104,000     Sole         104,000
                             n
Equinox Minderals LTD      Commo 9445L2049   $5,389                    Sole         4,335,196
                             n                            4,335,196
Eurozinc                   Commo 988041059   $3,122                    Sole         1,269,000
                             n                            1,269,000
Fairfax Financial          Commo 039011026   $9,487        72,914      Sole         72,914
Holdings                     n
Flotek Industries Inc      Commo 343389102   $2,129        137,336     Sole         137,336
                             n
High River Gold Mines LTD  Commo 2979J1075   $4,457                    Sole         2,235,400
                             n                            2,235,400
ishares Goldman Sachs Nat  Commo 464287374   $1,348        14,486      Sole         14,486
Resource Index               n
Ishares Trust FTSE Xinhau  Commo 464287184   $17,995       221,202     Sole         221,202
HK  China 25 Index FD        n
Ivanhoe Mines              Commo 46579N103   $2,348        375,000     Sole         375,000
                             n       3
Mobile Telesystems OJSC    Commo 607409109   $13,207       349,671     Sole         349,671
Spon ADR                     n
Occidental Petroleum       Commo 674599105   $7,215        149,966     Sole         149,966
Corporation                  n
Pacific Energy Partners    Commo 9422R1059   $2,868        81,480      Sole         81,480
                             n
Paladin Resources NL       Commo 00000PDN8   $7,336                    Sole         2,070,000
                             n                            2,070,000
Pinnacle Airlines          Commo 723443107   $3,483        470,055     Sole         470,055
Corporation                  n
Plains All American        Commo 265031051   $2,787        60,393      Sole         60,393
Pipeline                     n
Plains Exploration &       Commo 726505100   $10,362       241,474     Sole         241,474
Production Company           n
Proquest Company           Commo 4346P1021   $7,048        541,317     Sole         541,317
                             n
Savient Pharmaceuticals    Commo 80517Q100   $3,191        490,219     Sole         490,219
Inc                          n
Symantec Corporation       Commo 715031089   $22,734                   Sole         1,068,328
                             n                            1,068,328
Templeton Dragon Fund      Commo 88018T101   $2,267        103,500     Sole         103,500
                             n
Tournigan Gold             Commo 915651035   $3,305                    Sole         1,844,100
                             n                            1,844,100
UR Energy                  Commo 91688R108   $1,305        486,400     Sole         486,400
                             n       2
Western Prospector Group   Commo 592621069   $1,728        757,900     Sole         757,900
LTD                          n
Yamana Gold                Commo 8462Y1007   $2,719        293,900     Sole         293,900
                             n
Yanzhou Coal Mining Co.    Commo 000913124   $515          751,200     Sole         751,200
Ltd ORD                      n

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